Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 06, 2023 $ / shares	Jun. 30, 2024 USD ($)	Mar. 31, 2025 $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Mar. 10, 2025 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Repatriation of Funds from International Segment (in Dollars)						$ 17,600
Stockholders' Equity, Reverse Stock Split	1-for-10 reverse stock split
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Goodwill, Impairment Loss (in Dollars)		$ 6,700		$ 6,675	$ 0
Goodwill and Intangible Asset Impairment (in Dollars)				$ 3,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life			3 years	3 years
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life			2 years	2 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life			8 years	8 years
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life			5 years	5 years
Reportable Segment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Goodwill, Impairment Loss (in Dollars)				$ 6,675	$ 0
Number of Reportable Segments			2	2